Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties
a)
The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) PAGAC IV-4 (Cayman) Limited ("PAG") Others

Controlling shareholder of the Company

An entity, of which the co-founder and executive chairman is the director of the Company

Equity investees that the Group or Baidu Group has significant influence over

b)
The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	—	54,401	92,900	13,085
Online advertising revenues
Advertising services provided to Baidu Group	122,919	55,664	17,696	2,492
Advertising services provided to Others	174,001	224,110	178,913	25,199
Content distribution revenues
Content licensed to Others (i)	297,304	190,398	260,086	36,632
Other revenues
Others	45,189	53,521	91,970	12,954
Interest income
Loan due from PAG	—	—	17,624	2,482
Cost of revenues
License fees to Baidu Group	13,894	8,183	20,416	2,876
Bandwidth and cloud services fee to Baidu Group	918,758	653,001	550,748	77,571
Others (ii)	306,392	223,149	326,927	46,047
Selling, general and administrative
Advertising services provided by Baidu Group	13,354	47,617	116,068	16,348
Others	10,989	22,011	24,642	3,471

(i)
The transactions mainly represent revenues derived from content distributed to Investee A and Investee B.
(ii)
The transactions mainly represent revenue sharing arrangements with various equity investees, pursuant to which the Group incurred revenue sharing cost for content uploaded or provided by the equity investees.

For the years ended December 31, 2021, 2022 and 2023, the Group purchased content and others from equity investees in an amount of RMB2,358,680, RMB1,513,683 and RMB1,602,510 (US$225,709), respectively. Except for the transaction disclosed above, other related party transactions were insignificant for each of the years presented.

c)
The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2022 and 2023 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	19,986	4,389	618
Loan due from PAG (ii)	—	1,437,044	202,403
Due from Others (iii)	84,168	265,591	37,408
	104,154	1,707,024	240,429
Amounts due from related parties, non-current:
Due from Others (iv)	59,880	158,590	22,336
	59,880	158,590	22,336

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (v)	700,000	50,000	7,042
Due to Baidu Group (vi)	1,877,298	2,027,194	285,524
Deferred revenue in relation to services to be provided to an equity investee (vii)	21,186	21,186	2,984
Due to Others (viii)	923,162	855,278	120,464
	3,521,646	2,953,658	416,014
Amounts due to related parties, non-current:
Due to Baidu Group (vi)	1,828	3,231	455
Deferred revenue in relation to services to be provided to an equity investee (vii)	97,715	76,433	10,765
Due to Others	1,398	902	127
	100,941	80,566	11,347

(i)
The balance mainly represents amounts due from Baidu Group for membership services, online advertising services and other services.
(ii)
The balance represents a non-trade loan and interest receivables due from PAG with the principal of US$200 million (equivalent to RMB1,419.4 million) and interest rate of 6%, which will due on July 1, 2024 if the Company requires repayment, or otherwise will due on the date which PAG and its affiliates cease to hold any portion of the PAG Notes. PAG released certain collateral secured by the Company under the PAG Notes (Note 14) and pledged to the Company a portion of the PAG Notes, each in an amount equivalent to the amount of this non-trade loan.
(iii)
The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.
(iv)
The balance mainly represents prepayments for licensed copyrights to be received from the Group’s equity investees.
(v)
The total outstanding balance represents a non-trade interest-free loan of RMB50,000, which is due on demand and a non-trade interest-free loan of RMB650,000 which was provided by Baidu in January 2018 and fully repaid in March 2023.
(vi)
The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vii)
The balance represents deferred revenue in relation to licenses of intellectual property to be provided to Investee A.
(viii)
The balance mainly represents amounts owed to the Group’s equity investees for acquisition of contents assets and advances made for online advertising services.